OTHER ASSETS (Details) ¥ in Thousands, $ in Thousands		1 Months Ended		12 Months Ended
	Dec. 31, 2017 USD ($) subsidiary	Nov. 30, 2017 subsidiary	Aug. 31, 2017 subsidiary	Dec. 31, 2017 USD ($) subsidiary	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
OTHER ASSETS
Prepayment to suppliers	$ 2,053			$ 2,053	¥ 13,359	¥ 21,079
Silver products and raw silver	5			5	32	3,859
VAT refund receivable	1,183			1,183	7,694	43,217
Awards receivable from exchanges					0	30,825
Receivable from customers						1,221
Expense advance to employees	48			48	315	1,399
Prepayment for business acquisition	10,375			10,375	67,500
Receivables related to subsidiaries disposal	15,216			15,216	99,000
Receivables related to AFS investment disposal	8,453			8,453	55,000
Deposit and others	10,510			10,510	68,381	53,222
Total	$ 47,843			$ 47,843	¥ 311,281	¥ 154,822
Number of subsidiaries disposed | subsidiary	4	4	4	8